SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended		20 Months Ended
	Sep. 03, 2018	Jan. 03, 2018	Jun. 02, 2017	Dec. 22, 2017	Apr. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Professional Fees						$ 74,569	$ 87,755		$ 225,744	$ 207,473	$ 271,718	$ 57,404
Cash, FDIC Insured Amount						250,000		$ 250,000	250,000		250,000		$ 250,000
Cash, Uninsured Amount						0		0	0		0		0
Inventory, Net						0		0	0		0		0
Depreciation									985	488	656	445
Research and Development Expense						41,845	56,110		91,911	119,328	210,206	289,586
Selling and Marketing Expense						21,670	38,193		$ 81,468	69,268	$ 93,190	$ 88,532
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)									1,402,250		402,250	234,375
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%		34.00%							21.00%	21.00%
Operating Leases, Rent Expense	$ 1,500		$ 1,320			19,018	$ 8,151	1,598	$ 64,768	$ 44,477	$ 58,301	$ 73,840	2,980
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment								1,101			1,101	445	1,101
Property, Plant and Equipment, Net						$ 2,019		$ 1,999	$ 2,019		1,999	1,512	$ 1,999
Revenue from Contract with Customer, Including Assessed Tax											0	1,241
Other Operating Income											$ 7,560	30,025
Scenario, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Professional Fees												$ 26,775
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives									3 years
Property, Plant and Equipment, Estimated Useful Lives					three						three
Property, Plant and Equipment, Cost Capitalization					1,143						1,957
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating Leases, Rent Expense									$ 200
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating Leases, Rent Expense									$ 3,200